Income Taxes (Details) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale of property and equipment	$ 12,700,000	$ 525,000	$ 12,832,000	$ 669,000
One-time tax benefit	17,800,000
Decrease in effective tax rate	37.40%		21.50%
Effective tax rate	1.80%		16.40%
NCR Kiosks and Series of Transactions [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale of property and equipment	$ 11,800,000